Cover	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	Prospectus Supplement No. 1
Document Period End Date	Mar. 31, 2021
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2021
Entity Registrant Name	Elys Game Technology, Corp.
Entity Central Index Key	0001080319
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false